Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	May 1, 2013
Registrant Name	DWS VARIABLE SERIES II
Central Index Key	0000810573
Amendment Flag	false
Document Creation Date	May 1, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 1, 2013
Supplement [Text Block]	dvs24_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS Unconstrained Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs24_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS VARIABLE SERIES II
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in the fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 1, 2013